FINANCIAL INCOME (EXPENSES), NET	9 Months Ended
Sep. 30, 2021
FINANCIAL INCOME (EXPENSES), NET

27.	FINANCIAL INCOME (EXPENSES), NET

			2021		2020
	Note	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Financial income
Interest on cash and cash equivalents	4	46,831	104,195	34,938	85,967
Income with marketable securities	5	14,082	32,100	6,530	51,917
Fair value through other comprehensive income		-	-	84	538
Fair value through profit and loss		3,888	7,884	1,588	7,304
Amortized cost		10,194	24,216	4,858	44,075
Interest on recoverable taxes (1)	9	60,908	172,869	18,723	99,063
Interest on other assets		11,985	31,119	12,511	30,466
		133,806	340,283	72,702	267,413
Financial expenses
Interests on loans and borrowings	14	(361,115)	(1,216,925)	(490,955)	(1,122,525)
Interest on contingencies	20	(64,696)	(185,584)	(25,004)	(110,581)
Interest on leases	17	(48,555)	(165,536)	(50,829)	(154,692)
Interest on actuarial liabilities		(11,181)	(33,810)	(10,178)	(30,541)
Interest on other liabilities		2,278	1,927	4,030	9,414
Written option - Business combination	23.8.1	(352,790)	(278,618)	143,421	533,774
Adjustment to present value	6 and 15	(170,911)	(457,011)	(109,760)	(291,258)
Other		(40,219)	(135,321)	(52,391)	(161,170)
		(1,047,189)	(2,470,878)	(591,666)	(1,327,579)
Foreign exchange and monetary variations
Exchange rate variation on monetary assets and liabilities		(625,672)	(359,457)	4,420	(1,529,314)
Derivative results		554,097	143,076	78,125	1,356,289
		(71,575)	(216,381)	82,545	(173,025)
		(984,958)	(2,346,976)	(436,419)	(1,233,191)

(1)	For the nine-month period ended on September 30, 2021, the effect includes the final decision related to the exclusion of ICMS from the PIS and COFINS calculation basis from Batávia and UP! Alimentos Ltda. (note 9) in the amount of R$50,434 (null in the same period of the previous year).